Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net income	$ 223,214	$ 112,268	$ 461,847
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	141,627	135,548	129,839
Amortization of debt issuance cost	5,594	4,766	3,618
Gain from sale of vessels	(21,427)	(9,188)	(34,185)
Impairment loss on vessels	0	11,780	0
Share option expenses	0	273	566
Share of results of associated companies	4,070	(12,316)	(40,793)
Dividends received from associated companies	1,411	19,181	16,273
Amortization of charter party-out contracts	(1,699)	(1,419)	0
Mark to market (gain) loss on derivatives	677	3,912	(39,496)
Mark to market (gain) loss on marketable securities	0	(287)	(503)
Non-cash lease expense	(230)	(149)	(5,851)
Other	(469)	(1,168)	(518)
Changes in operating assets and liabilities, net:
Trade accounts receivable	4,324	(14,860)	13,889
Related party payables and receivables balances	(4,323)	(1,735)	902
Other receivables	(4,994)	9,072	(19,043)
Inventories	3,423	4,548	(2,051)
Voyages in progress	6,272	(1,018)	13,603
Prepaid expenses	(5,185)	5,731	(4,063)
Other intangible assets	(596)	0	0
Other long-term assets	(2,105)	0	0
Trade accounts payables	2,269	(1,219)	681
Accrued expenses	19,416	8,853	11,981
Other current liabilities	(5,971)	(6,236)	(3,309)
Net cash provided by operating activities	365,298	266,337	503,387
Investing activities
Dividends received from marketable equity securities	0	6	8
Proceeds from sale of shares in associated companies	0	0	937
Repayment of loans receivable from related parties	0	925	5,350
Additions to newbuildings (including related party amounts of $966, $1,387 and $455 for the years ended December 31, 2024, 2023 and 2022 respectively)	(98,706)	(177,931)	(56,028)
Purchase of vessels and equipment	(2,744)	(299,612)	(5,003)
Proceeds from sale of vessels	93,249	94,841	127,552
Net cash provided by (used in) investing activities	(8,201)	(381,771)	72,816
Financing activities
Proceeds from long-term debt	675,020	634,580	275,000
Repayment of long-term debt	(741,500)	(385,413)	(417,217)
Repayment of finance leases (including related party amounts of $24,550, $24,744 and $29,059 for the years ended December 31, 2024, 2023 and 2022 respectively)	(24,550)	(40,568)	(29,059)
Debt fees paid	(7,846)	(4,917)	(2,750)
Share repurchases	(5,737)	(8,357)	(3,273)
Proceeds from exercise of share options	522	692	828
Distributions to shareholders	(239,913)	(100,020)	(471,676)
Net cash provided by (used in) financing activities	(344,004)	95,997	(648,147)
Net change in cash, cash equivalents and restricted cash	13,093	(19,437)	(71,944)
Cash, cash equivalents and restricted cash at beginning of year	118,636	138,073	210,017
Cash, cash equivalents and restricted cash at end of year	131,729	118,636	138,073
Supplemental disclosure of cash flow information:
Interest expenses paid, net of amounts capitalized	98,918	87,630	45,190
Income taxes paid	$ 466	$ 358	$ 240